Notes Related to the Consolidated Statements of Financial Position - Summary of Financial Liabilities by Type (Detail) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial liabilities [line items]
Financial liabilities related to finance leases	€ 117	€ 204	€ 144
Bank overdrafts	11
Conditional advances	1,182	1,182	563
Bank loans	1,534	1,480
Total financial liabilities	€ 2,843	€ 2,865	€ 707